3. MATERIAL ACCOUNTING POLICIES: Accounts Receivable (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
Details
Accounts Receivable, before Allowance for Credit Loss	$ 4,773,616
Accounts and Financing Receivable, Allowance for Credit Loss	606,731
Accounts Receivable, after Allowance for Credit Loss	$ 4,166,885	$ 206,434